Document and Entity Information	3 Months Ended
Mar. 31, 2015
Document and Entity Information
Entity Registrant Name	KENTUCKY BANCSHARES INC /KY/
Entity Central Index Key	0001000232
Document Type	S-4
Document Period End Date	Mar. 31, 2015
Amendment Flag	true
Amendment Description	The files have been updated to include financial statements at and for three months ended March 31, 2015 and other updates and clarifications.
Pre-Effective Amendment Number	1
Entity Filer Category	Non-accelerated Filer